INCOME TAXES (Details) - Schedule of Effective Income Tax Rate Reconciliation	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Tax benefit at federal statutory rate	(34.00%)	(34.00%)
Other non-deductible compensation subject to SEC 162(M)	10.10%	0.00%
Permanent differences	5.00%	1.10%
Change in valuation allowance	18.90%	32.90%
Effective income tax rate	0.00%	0.00%